UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hawkshaw Capital Management, LLC

Address:  400 Madison Avenue, 14th Floor
          New York, NY 10017


13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Frank C. Byrd III
Title:    Managing Member
Phone:    212-207-3238


Signature, Place and Date of Signing:


/s/ Frank C. Byrd III           New York, New York           February 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total: $112,051
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


COLUMN 1                      COLUMN  2    COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                   VALUE     SHRS OR    SH/  PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS     CUSIP      (X$1000)  PRN AMT    PRN  CALL   DISCRETION  MANAGERS  SOLE      SHARED  NONE
--------------                --------     -----      --------  -------    ---  ----   ----------  --------  ----      ------  ----
ANSWERTHINK INC               COM          036916104   7,645    1,579,468  SH          SOLE        NONE      1,579,468
CELEBRATE EXPRESS, INC        COM          15100A104   8,090    1,011,235  SH          SOLE        NONE      1,011,235
BORDERS GROUP INC             COM          099709107   8,555      803,313  SH          SOLE        NONE        803,313
BORDERS GROUP INC             COM          099709107   3,786      355,500       CALL   SOLE        NONE        355,500
BARNES & NOBLE, INC           COM          067774109   3,637      105,583  SH          SOLE        NONE        105,583
CORE MARK HOLDING CO INC      COM          218681104  14,088      490,532  SH          SOLE        NONE        490,532
DILLARDS INC                  CL A         254067101     545       28,996  SH          SOLE        NONE         28,996
FROZEN FOOD EXPRESS INDS INC  COM          359360104  11,506    1,950,129  SH          SOLE        NONE      1,950,129
PENNEY J C INC                COM          708160106     578       13,134  SH          SOLE        NONE         13,134
LINCOLN EDL SVCS CORP         COM          533535100  11,146      757,202  SH          SOLE        NONE        757,202
LEARNING TREE INTL INC        COM          522015106  13,890      604,947  SH          SOLE        NONE        604,947
MACY'S INC                    COM          55616P104     503       19,455  SH          SOLE        NONE         19,455
NUTRACEUTICAL INTL CORP       COM          67060Y101   6,070      458,113  SH          SOLE        NONE        458,113
SCHOLASTIC CORP               COM          807066105   7,571      216,989  SH          SOLE        NONE        216,989
SHARPER IMAGE CORP            COM          820013100   1,934      690,646  SH          SOLE        NONE        690,646
SPDR TR                       UNIT SER 1   78462F103   4,620       31,600       PUT    SOLE        NONE         31,600
STEIN MART INC                COM          858375108   2,699      569,467  SH          SOLE        NONE        569,467
WINN DIXIE STORES INC         COM NEW      974280307   5,188      307,500  SH          SOLE        NONE        307,500



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